Consolidated Statements of Comprehensive (Loss)/Income - USD ($)		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Wealth management services
Referral fees		$ 76,338	$ 1,760,760	$ 1,833
Subtotal		76,338	1,760,760	1,833
Asset management services
Advisory service fees		221,119	274,904	419,554
Performance fees				1,720,411
Management fees		51,071	49,614	324,184
Subscription fees				326,197
Subtotal		272,190	324,518	2,790,346
Total net revenue		348,528	2,085,278	2,792,179
Distribution and service costs
Management fee cost				41,914
Gross Margin		348,528	2,085,278	2,750,265
Operation cost and expenses
Selling, general and administrative expenses		1,460,517	690,409	1,097,997
Total operation cost and expenses		1,460,517	690,409	1,097,997
(Loss) Income from operations		(1,111,989)	1,394,869	1,652,268
Other income		68,762	185,319	254,820
(Loss) Income before income taxes expense (benefit)		(1,043,227)	1,580,188	1,907,088
Income taxes (benefit) expense		(7,476)	225,650	(4,928)
Net (loss) income		(1,035,751)	1,354,538	1,912,016
Other comprehensive (loss) income
Foreign currency translation adjustment		4,328	(58,571)	(19,106)
Total comprehensive (loss)/income		$ (1,031,423)	$ 1,295,967	$ 1,892,910
(Loss)/earnings per ordinary share*
(Loss)/earnings per ordinary share Basic (in Dollars per share)	[1]	$ (0.125)	$ 0.169	$ 0.239
Weighted average number of ordinary shares outstanding*
Weighted average number of ordinary shares outstanding Basic (in Shares)	[1]	8,254,891	8,000,000	8,000,000

[1]	The shares are presented on a retroactive basis to reflect the Company’s share subdivision on July 15, 2022. See Note 12 below.